Statements of Changes in Members’ Equity - USD ($)	Members’ Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 1		$ 1
Net loss		(4,000)	(4,000)
Balance at Dec. 31, 2023	1	(4,000)	(3,999)
Net loss		(24,046)	(24,046)
Balance at Dec. 31, 2024	$ 1	$ (28,046)	$ (28,045)